Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Carrying Value, Fair Value And Hierarchy Of Financial Instruments

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2013 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$42,465	$42,465	$-	$-
Current portion of long-term debt	183,564	193,032	-	-

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of

December 31, 2012 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$36,089	$36,089	$-	$-
Long-term debt	174,890	197,874	-	-